Amounts Receivable and Prepaids	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Amounts Receivable and Prepaids [Text Block]

7. Amounts Receivable and Prepaids

	March 31, 2024	March 31, 2023

Sales tax receivable**	$6,818	$8,694
Prepaid expenses and other receivables	7,667	4,659
Receivable on sale of subsidiary*	1,816	1,816
Total	$16,301	$15,169
Less: provision on sales tax receivable	(6,777)	-
Less: current portion	(6,929)	(9,354)
Long term portion	$2,595	$5,815

* Receivable is conditional upon ruling by the by the Swedish Tax Authority related to an ongoing value added tax process. If the ruling is favourable; amounts will be received; otherwise, the amounts will not be collectible. Management has assessed the collectability using a probability model under a range of scenarios and this receivable reflects the results of that process.

** During the year ended March 31, 2024, after examination of the history of claims and payments received from various authorities, together with regulatory challenges, the Company assessed the collectability of its Sales tax receivable balance. As a result, the Company determined that there is uncertainty over the collection of certain amounts, and recorded a provision of $4.5 million for these receivables. The Company also received an assessment of $2.3 million for Sales tax payable that is included in the provision as a result of a Sales tax audit related to periods prior to the acquisition of 9376-9974 Quebec Inc. in 2021.